Insurance - Change in Reserve for Unpaid Claims and Loss Adjustment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in the liability for unpaid claims and loss adjustment expenses, net of reinsurance recoverable
Balance at beginning of period	$ 158	$ 177	$ 70
Plus reinsurance recoverables	(26)	(26)	(22)
Net balance at beginning of period	132	151	48
Reserve for unpaid claims and loss adjustment expenses assumed in connection with the OneMain Acquisition	0	0	104
Additions for losses and loss adjustment expenses incurred to:
Current year	188	203	83
Prior years	5	(20)	5
Total	193	183	88
Reductions for losses and loss adjustment expenses paid related to:
Current year	(115)	(124)	(63)
Prior years	(78)	(78)	(26)
Total	(193)	(202)	(89)
Foreign currency translation adjustment	(1)	0	0
Net balance at end of period	131	132	151
Plus reinsurance recoverables	23	26	26
Balance at end of period	$ 154	$ 158	$ 177